Related Party Balances, Transactions and Arrangements	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Balances, Transactions and Arrangements
11.	RELATED PARTY BALANCES, TRANSACTIONS AND ARRANGEMENTS

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Other than those disclosed elsewhere in the consolidated financial statements, the Company had the following related party balances:

Due from Related Parties

	2016	2017	2017
	Rmb	Rmb	US$
Due from:
Master Glory Group Limited and its subsidiaries (Formerly known as: Hanny Holdings Limited)	167	154	24

	167	154	24

As of December 31, 2016 and 2017, the Company held a 6.2% equity interest in Rosedale, of which 43,325,554 shares and 5,334,870 shares were recorded as available-for-sale securities and trading securities, respectively. Dr. Allan Yap is the chairman and chief executive director of Rosedale.

As of December 31, 2016 and 2017, the amounts due from related parties were unsecured, non-interest bearing and had no fixed repayment terms.